Equity	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Equity [Abstract]
Equity

NOTE 8 –EQUITY

The Company has authorized 600,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

On March 20, 2018, the Company issued 831,330 and 142,670 restricted common shares in settlement of debt in the amounts of $166, 266 and $28,534 respectively (see Note 4 and 6).

As of July 31, 2018, and January 31, 2018, the company had 51,314,000 and 50,340,000 shares of common stock issued and outstanding, respectively.

NOTE 8 –EQUITY

The Company has authorized 600,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.